Consolidated statements of changes in equity (unaudited) - CAD ($) $ in Thousands	Issued capital [member]	Contributed Surplus [Member]	Equity Component Of Convertible Bond [Member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2019	$ 56,184	$ 9,592		$ (59,022)	$ 6,754
Beginning Balance, Shares at Dec. 31, 2019	26,178,281
IfrsStatementLineItems [Line Items]
Warrants exercised
Options exercised	$ 46	(19)			27
Options exercised, shares	15,000
Share-based compensation	$ 208	430			638
Share-based compensation ,shares	103,759
Share issue costs	$ (1)				(1)
Convertible debenture			364		364
Net loss and comprehensive loss				(9,749)	(9,749)
Ending balance, value at Sep. 30, 2020	$ 56,437	10,003	364	(68,771)	(1,967)
Ending balance, shares at Sep. 30, 2020	26,297,040
Beginning balance, value at Dec. 31, 2020	$ 60,537	10,761	364	(77,000)	(5,338)
Beginning Balance, Shares at Dec. 31, 2020	27,299,332
IfrsStatementLineItems [Line Items]
Shares issued from placements	$ 114,242				114,242
Shares issued from placements, shares	11,479,977
Warrants exercised	$ 17,825	(198)			17,627
Warrants expired, shares	7,821,700
Options exercised	$ 1,970	(693)			1,277
Options exercised, shares	406,201
Shares issued for interest payment	$ 797				797
Shares issued for interest payment, shares	76,635
Share-based compensation		6,404			6,404
Share issue costs	(7,171)				(7,171)
Net loss and comprehensive loss				(29,267)	(29,267)
Ending balance, value at Sep. 30, 2021	$ 188,200	$ 16,274	$ 364	$ (106,267)	$ 98,571
Ending balance, shares at Sep. 30, 2021	47,083,845